Debt (Details) - USD ($)	1 Months Ended	9 Months Ended
	Apr. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt		$ 1,828,457,000		$ 1,878,061,000
Less: Deferred financing costs, net		(28,166,000)		(42,154,000)
Total debt net of deferred financing costs		1,800,291,000		1,835,907,000
Additional amount drawn down		355,817,000	$ 570,077,000
Variable Interest Entity, Primary Beneficiary | Golar Tundra | CMBL Agreement
Debt Instrument [Line Items]
Additional amount drawn down	$ 25,500,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt		74,725,000		80,200,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt		58,594,000		62,500,000
Secured Debt | GoFLNG Hilli facility
Debt Instrument [Line Items]
Total debt		200,000,000		50,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt		329,245,000		682,598,000
Secured Debt | $1.125 billion facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		1,125,000,000		1,125,000,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt		712,123,000		710,328,000
Secured Debt | Seal SPV loan
Debt Instrument [Line Items]
Total debt		157,119,000		0
Convertible Debt | Convertible bonds
Debt Instrument [Line Items]
Total debt		247,585,000		243,369,000
Shareholder Notes Payable | Hilli shareholder loans
Debt Instrument [Line Items]
Total debt		$ 49,066,000		$ 49,066,000